Schedule of Stock-Based Compensation Expense Recorded for Stock Options, Warrants and Series F Convertible Preferred Stock (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 25,889	$ 3,346	$ 1,110	$ 6,283	$ 660
Sales and Marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	5,029	767	216	1,313	152
Origination And Servicing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,427	170	60	424	31
General and Administrative | Engineering And Product Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	3,487	1,019	406	2,171	95
General and Administrative | Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 15,946	$ 1,390	$ 428	$ 2,375	$ 382